Notes to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2022
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Notes to the Consolidated Statement of Cash Flows	NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
(a)Major non-cash transactions
For the year ended December 31, 2022 and 2021, the Company had non-cash additions to collaboration interest-bearing advanced funding of $130.3 million and $119.7 million which was received through the deduction of other payables to a collaborator.
For the year ended December 31, 2022 and 2021, the Company had non-cash fair value gain of $20.9 million and non-cash fair value loss of $6.2 million of warrant liability.
For the year ended December 31, 2021, the Company had non-cash prepayment of $1.5 million in exchange of research and development service from Nanjing Probio Biotech Co., Ltd. and Jiangsu GenScript Probio Biotech Co., Ltd.
For the years ended December 31, 2022, 2021 and 2020, the Company had non-cash additions to right-of-use assets of $23.2 million, $0.7 million and $0.5 million, and lease liabilities of $23.7 million, $0.7 million and $0.5 million, in respect of lease arrangements for buildings, respectively.

For the years ended December 31, 2022, 2021 and 2020, the Group had non-cash additions to collaboration prepaid leases included in the other payables and accruals for the assets leased from the collaboration partner of $26.50 million $7.6 million and $5.2 million, respectively, and had non-cash additions to property, plant and equipment included in other payables and accruals of $5.1 million, $6.7 million and $8.6 million, respectively.
For the year ended December 31, 2020, the Company had non-cash fair value loss of $80.0 million of convertible redeemable preferred shares.
(b)Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2022	—	—	2,504
Additions of lease liabilities	—	—	23,703
Changes from financing cash flows	—	—	(2,596)
Disposal	—	—	—
Interest expense	—	—	527
Interest paid classified as operating cash flows	—	—	(527)
Foreign exchange movement	—	—	(9)
At December 31, 2022	—	—	23,602
At January 1, 2021	—	—	3,373
Additions of lease liabilities	—	—	678
Changes from financing cash flows	—	—	(1,419)
Disposal	—	—	(68)
Interest expense	—	—	142
Interest paid classified as operating cash flows	—	—	(142)
Foreign exchange movement	—	—	(60)
At December 31, 2021	—	—	2,504
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373
(c)Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Within operating activities	527	142	195
Within financing activities	2,596	1,419	2,602
Short-term leases	1,132	182	69
Total	4,255	1,743	2,866